INCOME TAXES - Reconciliation (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income/(loss) before taxes
Canada	CAD 121,257	CAD (500,113)	CAD 247,856
United States	38,961	(1,190,765)	189,048
Income/(Loss) Before Taxes	CAD 160,218	CAD (1,690,878)	CAD 436,904
Reconciliation of income taxes calculated at the Canadian statutory rate to the actual income taxes
Canadian statutory rate (as a percent)	27.00%	27.00%	25.35%
Expected income tax expense/(recovery)	CAD 43,259	CAD (456,537)	CAD 110,755
Impact on taxes resulting from:
Change in valuation allowance	(266,896)	443,655	8,007
Foreign and statutory rate differences	(12,826)	(179,809)	11,204
Non-taxable capital (gains)/losses	(6,478)	23,450	8,318
Share-based compensation	6,611	4,395	2,636
Other	(868)	(2,629)	(3,092)
Income tax expense/(recovery)	CAD (237,198)	CAD (167,475)	CAD 137,828
Change in the Canadian statutory rate (as a percent)	1.65%